Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended		3 Months Ended				6 Months Ended			12 Months Ended
	Jan. 31, 2021	Jul. 10, 2020	Jul. 10, 2020	Mar. 31, 2021	Feb. 28, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 19, 2021	Jul. 23, 2020
Payments of Stock Issuance Costs										$ 13,800,000	$ 13,800,000
Due to related party						$ 2,330				2,330	17,703		$ 17,703
Repayments of Related Party Debt										19,458	1,383,191		1,383,191
Line of credit facility, maximum borrowing capacity																$ 2,000,000
Convertible Debt						2,000,000				2,000,000
Amortization of Debt Discount (Premium)						1,000,000				$ 2,000,000
Stock issued during period, value, issued for services											$ 25,000
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction										69,000,000	69,000,000
IPO [Member] | Sponsor [Member]
Due to related party						1,404,979				$ 1,404,979	$ 1,400,894		1,400,894
Founder Shares [Member]
Payments of Stock Issuance Costs			$ 25,000
Number of shares transferred																	75,000
Stock issued during period subject to forfeiture																	2,250,000
Percent of stock convertible																	20.00%
Stock issued during period not subject to forfeiture																	2,250,000
Stock price threshold limit																	$ 12.00
Stock issued during period, value, issued for services		$ 25,000
Promissory Note [Member]
Line of credit facility, maximum borrowing capacity		$ 300,000	$ 300,000
Working Capital Loans [Member]
Convertible Debt						2,000,000				2,000,000	$ 2,000,000		$ 2,000,000
Warrant issue price											$ 1.00		$ 1.00
Long-term Debt, Gross						2,000,000				2,000,000	$ 0		$ 0
Amortization of Debt Discount (Premium)						1,000,000				2,000,000
Common Class B [Member]
Stock issued during period, shares, issued for services											17,250,000
Stock issued during period, value, issued for services											$ 1,725
Common Class B [Member] | Founder Shares [Member]
Sale of Stock, Number of Shares Issued in Transaction			17,250,000
Cypress Holdings Inc And Subsidiaries [Member]
Amortization of Debt Discount (Premium)										392,000		$ 327,000	738,000	$ 633,000	$ 597,000
Payment of dividend classified as financing activities				$ 134,500,000											50,000,000.0
Associated payables						200,000				200,000
Revenue from related parties						$ 100,000				100,000
Purchase of equity method investment										$ 10,189,000		0
Equity Method Investment, Ownership Percentage						7.00%				7.00%
Stock issued during period, value, issued for services							$ 1,007,000		$ 1,560,000
Cypress Holdings Inc And Subsidiaries [Member] | Employee Health Insurance Benefits Expenses [Member]
Related party transaction, amounts of transaction						$ 800,000				$ 1,600,000
Cypress Holdings Inc And Subsidiaries [Member] | Fees and Expenses [Member]
Revenue from related parties										200,000
Cypress Holdings Inc And Subsidiaries [Member] | Private Equity Sponsor [Member] | Related Travel And Out Of Pocket Expenses [Member]
Related party transaction out of pocket expenses						50,000		$ 47,000		100,000		100,000	200,000	100,000	300,000
Cypress Holdings Inc And Subsidiaries [Member] | Private Equity Sponsor One [Member] | Human Resource Support Services [Member]
Related party transaction out of pocket expenses						$ 100,000		$ 50,000.00		$ 100,000		$ 50,000.00	$ 200,000	$ 200,000	$ 200,000
Cypress Holdings Inc And Subsidiaries [Member] | Executive Officer [Member] | Notes Receivable Agreement [Member]
Related party transaction rate of interest													1.58%
Notes receivable from related party face value											700,000		$ 700,000
Cypress Holdings Inc And Subsidiaries [Member] | Executive Officer [Member] | Notes Receivable Agreement [Member] | Subsequent Event [Member]
Proceeds from repayment of loans receivable from related parties					$ 700,000
Cypress Holdings Inc And Subsidiaries [Member] | Executive Officer [Member] | Notes Receivable Agreement [Member] | Other Current Assets [Member]
Notes receivable from related parties current											$ 700,000		$ 700,000
Cypress Holdings Inc And Subsidiaries [Member] | Common Class B [Member] | Director [Member]
Stock issued during period, shares, issued for services	325
Stock issued during period, value, issued for services	$ 1,000,000.0